UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and Address of issuer:

             Sanford C. Bernstein Fund II, Inc.
             1345 Avenue of the Americas
             New York, NY 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


3.           Investment Company Act File Number:

             811-21034

             Securities Act File Number:

             333-82336


4(a). Last day of fiscal year for which this Form is filed:

             September 30, 2007


4(b).        |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)



4(c).        |_|  Check box if this is the last time the issuer will be
                  filing this Form.

5.           Calculation of registration fee:


             (i)  Aggregate sale price of
                  securities sold during the
                  fiscal year pursuant to section
                  24(f):                                     $  401,526,132


             (ii) Aggregate price of
                  securities redeemed or
                  repurchased during the
                  fiscal year:                               $   86,434,065


             (iii) Aggregate price of securities
                   redeemed or repurchased during
                   any prior fiscal year ending no
                   earlier than October 11, 1995
                   that were not previously used
                   to reduce registration fees
                   payable to the Commission:                $            0


             (iv)  Total available redemption
                   credits [add Items 5(ii) and
                   5(iii)]:                                  $   86,434,065


             (v)   Net sales - if Item 5(i) is
                   greater than Item 5(iv)
                   [subtract Item 5(iv) from 5(i)]:          $  315,092,067


             (vi)  Redemption credits available
                   for use in future years - if
                   Item 5(i) is less than Item 5(iv)
                   [subtract Item 5(iv) from Item 5(i)]:     $           0

             (vii) Multiplier for determining
                   registration fee (See
                   Instruction C.9):                             x.0000307

             (viii) Registration fee due [multiply
                    Item 5(v) by Item 5(vii)]
                    (enter "0" if no fee is due):           =$    9,673.33


6.       Prepaid shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October


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         11, 1997, then report the amount of securities (number of shares or other units) deducted here: Not applicable


         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not applicable


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

         $ 0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

         $ 9,673.33


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 20, 2007

         Method of Delivery:

         |X|    Wire transfer

         |_|    Mail or other means


                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                   /s/ Nancy E. Hay
                                            ------------------------------------
                                            Assistant Secretary


Date: December 21, 2007

*Please print the name and title of the signing officer below the signature.